Offerings - Offering: 1	Sep. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $5.00 par value per share
Amount Registered	375,000
Proposed Maximum Offering Price per Unit	40.55
Maximum Aggregate Offering Price	$ 15,206,250
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,323
Offering Note
(1)

(a) This Registration Statement on Form S-8 (“Registration Statement”) covers 300,000 additional shares of common stock, $5.00 par value per share (“Common Stock”), of F & M Bank Corp. reserved for issuance under the F & M Bank Corp. 2020 Stock Incentive Plan, as amended (the “2020 Plan”) and 75,000 additional shares of Common Stock reserved for issuance under the F & M Bank Corp. 2023 Directors Stock Incentive Plan (the “2023 Plan”) (collectively, the “Shares”). An aggregate of 200,000 Shares issuable under the 2020 Plan had been previously registered pursuant to Registration Statement No. 333-244322 and an aggregate of 25,000 Shares issuable under the 2023 Plan had been previously registered pursuant to Registration Statement No. 333-279300. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (“Securities Act”), this Registration Statement shall also cover any additional Shares that may become issuable under the 2020 Plan or the 2023 Plan by reason of any stock dividend, stock split, or other similar transaction affecting the Shares.

(b) The Proposed Maximum Offering Price Per Share is estimated pursuant to Rule 457(c) and 457(h) under the Securities Act solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for the Registrant’s Shares on OTC Markets Group’s OCTQX tier on September 28, 2026.